SUBSEQUENT EVENTS - Leniency Agreement (Details) R$ in Thousands	1 Months Ended
Feb. 28, 2022 BRL (R$) installment
Disclosure Of Sale Of Investees [Line Items]
Total	R$ 139,612
Annual installments | installment	16
Eletrobras
Disclosure Of Sale Of Investees [Line Items]
Total	R$ 9,866
Chesf
Disclosure Of Sale Of Investees [Line Items]
Total	9,866
Eletronorte.
Disclosure Of Sale Of Investees [Line Items]
Total	13,141
Furnas
Disclosure Of Sale Of Investees [Line Items]
Total	63,065
Eletronuclear
Disclosure Of Sale Of Investees [Line Items]
Total	R$ 43,674